Property and Equipment, Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,041	$ 2,716
Less: accumulated depreciation	(370)	(2,022)
Property and equipment, net	671	694
Computer Hardware and Purchase Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	907	2,136
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	20	337
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 114	$ 243